Understanding our Financial Statements and the Impact to the Common Shareholder - Disaggregated Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Operating income (loss)	$ (381,764)	$ (73,000)	$ (99,834)	$ (23,237)	$ (1,537,734)	$ (158,951)	$ (253,172)	$ (71,120)	$ (47,413)
Loss on extinguishment of debt, related parties			0				0	(34,013)	0
Less: Income tax expense	0	887	1,072	(273)	0	1,284	(1,072)	0	3,459
Less: Net (income) loss attributable to noncontrolling interests	14,196	72,651	60,267		58,748	108,898	136,942	43,383	(7,168)
Less: Noncash deemed contribution on extinguishment of redeemable noncontrolling interest			0				0	14,200	0
Less: Noncash deemed dividend on extinguishment of preferred equity interests of noncontrolling interest holders			0				0	(46,202)	0
Less: Noncontrolling interest guaranteed payment	(4,167)	(3,926)	(3,788)	0	(8,272)	(7,794)	(15,822)	(1,264)	0
Net loss attributable to common shareholders	(371,735)	(5,162)	(44,427)	(6,796)	(1,487,258)	(59,131)	(130,980)	(95,016)	(58,040)
CT Risk Management
Segment Reporting Information [Line Items]
Less: Net (income) loss attributable to noncontrolling interests	0	(893)			0	2,689
Corporate & Other
Segment Reporting Information [Line Items]
Operating income (loss)	(25,234)	(29,749)			(74,313)	(58,505)
Corporate & Other
Segment Reporting Information [Line Items]
Operating income (loss)			(31,607)				(112,845)	(77,991)	(136,155)
Operating Segments | Ben Liquidity
Segment Reporting Information [Line Items]
Operating income (loss)	(272,091)	24,211	(20,299)		(1,175,119)	(8,640)	(46,512)	21,191	25,238
Operating Segments | Ben Custody
Segment Reporting Information [Line Items]
Operating income (loss)	(80,847)	6,274	7,301		(270,844)	12,437	24,046	16,193	15,922
Operating Segments | Corporate & Other
Segment Reporting Information [Line Items]
Operating income (loss)					(74,313)
Consolidated Entity, Excluding Consolidated VIE
Segment Reporting Information [Line Items]
Less: Net (income) loss attributable to noncontrolling interests	$ 10,604	$ (192)	$ 5,038	$ 3,336	$ 41,290	$ 7,344	$ 19,081	$ 12,870	$ 40,414